NOTE E—CAPITAL STRUCTURE	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
NOTE E—CAPITAL STRUCTURE

NOTE E—CAPITAL STRUCTURE

As of September 30, 2012, the Company is authorized to an unlimited number of shares of common stock due to laws governed by the Province of Ontario with no stated par value per share. As of September 30, 2012, there were 3 common shares issued and outstanding.

NOTE E—CAPITAL STRUCTURE

As of December 31, 2011, the Company is authorized to an unlimited number of shares of common stock due to laws governed by the Province of Ontario with no stated par value per share. As of December 31, 2011, there were 3 common shares issued and outstanding.